CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Millions	Total USD ($)	Total JPY (¥)	Common Stock USD ($)	Common Stock JPY (¥)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital JPY (¥)	Retained Earnings USD ($)	Retained Earnings JPY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) JPY (¥)	Treasury Stock USD ($)	Treasury Stock JPY (¥)	Total ORIX Corporation Shareholders' Equity USD ($)	Total ORIX Corporation Shareholders' Equity JPY (¥)	Noncontrolling Interests USD ($)	Noncontrolling Interests JPY (¥)
Beginning Balance at Mar. 31, 2008		¥ 1,285,146		¥ 102,107		¥ 135,159		¥ 1,083,439		¥ (19,295)		¥ (33,493)		¥ 1,267,917		¥ 17,229
Contribution to subsidiaries		2,162												0		2,162
Transaction with noncontrolling interests		(1,426)												0		(1,426)
Comprehensive income (loss), net of tax:
Net income		23,099						21,924						21,924		1,175
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		(41,906)								(41,901)				(41,901)		(5)
Net change of defined benefit pension plans		(12,098)								(12,098)				(12,098)		0
Net change of foreign currency translation adjustments		(18,000)								(17,989)				(17,989)		(11)
Net change of unrealized gains (losses) on derivative instruments		(1,101)								(1,101)				(1,101)		0
Total other comprehensive income (loss)		(73,105)												(73,089)		(16)
Total comprehensive income (loss)		(50,006)												(51,165)		1,159
Cash dividends		(24,586)						(23,529)						(23,529)		(1,057)
Exercise of stock options		217		109		108								217		0
Compensation cost of stock options		1,370				1,370								1,370		0
Acquisition of treasury stock		(29,294)										(29,294)		(29,294)		0
Disposal of treasury stock		1,595				(533)		(9,915)				12,043		1,595		0
Other, net		419				209						210		419		0
Ending Balance at Mar. 31, 2009		1,185,597		102,216		136,313		1,071,919		(92,384)		(50,534)		1,167,530		18,067
Cumulative effect of applying new accounting standards		1,758						1,758						1,758		0
Beginning Balance Restated		1,187,355		102,216		136,313		1,073,677		(92,384)		(50,534)		1,169,288		18,067
Issuance of common stock		83,024		41,677		41,347								83,024		0
Contribution to subsidiaries		2,473												0		2,473
Transaction with noncontrolling interests		(359)				(32)				(387)				(419)		60
Comprehensive income (loss), net of tax:
Net income		38,461						37,757						37,757		704
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities		13,499								13,497				13,497		2
Net change of defined benefit pension plans		7,125								7,129				7,129		(4)
Net change of foreign currency translation adjustments		(6,862)								(5,860)				(5,860)		(1,002)
Net change of unrealized gains (losses) on derivative instruments		(1,460)								(1,454)				(1,454)		(6)
Total other comprehensive income (loss)		12,302												13,312		(1,010)
Total comprehensive income (loss)		50,763												51,069		(306)
Cash dividends		(8,778)						(6,261)						(6,261)		(2,517)
Conversion of convertible bond		14		7		7								14		0
Exercise of stock options		77		39		38								77		0
Compensation cost of stock options		611				611								611		0
Acquisition of treasury stock		(3)										(3)		(3)		0
Disposal of treasury stock		291						(531)				822		291		0
Other, net		993				377		137				479		993		0
Ending Balance at Mar. 31, 2010	15,833	1,316,461	1,731	143,939	2,149	178,661	13,287	1,104,779	(956)	(79,459)	(592)	(49,236)	15,619	1,298,684	214	17,777
Cumulative effect of applying new accounting standards	(261)	(21,668)					(271)	(22,495)	(41)	(3,406)			(312)	(25,901)	51	4,233
Beginning Balance Restated	15,572	1,294,793	1,731	143,939	2,149	178,661	13,016	1,082,284	(997)	(82,865)	(592)	(49,236)	15,307	1,272,783	265	22,010
Contribution to subsidiaries	46	3,864											0	0	46	3,864
Transaction with noncontrolling interests	(27)	(2,246)			2	200			0	4			2	204	(29)	(2,450)
Comprehensive income (loss), net of tax:
Net income	838	69,648					809	67,275					809	67,275	29	2,373
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	92	7,663							91	7,605			91	7,605	1	58
Net change of defined benefit pension plans	(24)	(2,006)							(24)	(2,006)			(24)	(2,006)	0	0
Net change of foreign currency translation adjustments	(226)	(18,833)							(217)	(18,118)			(217)	(18,118)	(9)	(715)
Net change of unrealized gains (losses) on derivative instruments	(10)	(782)							(10)	(800)			(10)	(800)	0	18
Total other comprehensive income (loss)	(168)	(13,958)											(160)	(13,319)	(8)	(639)
Total comprehensive income (loss)	670	55,690											649	53,956	21	1,734
Cash dividends	(139)	(11,532)					(97)	(8,061)					(97)	(8,061)	(42)	(3,471)
Conversion of convertible bond	0	14	0	7	0	7							0	14	0	0
Exercise of stock options	2	98	1	49	1	49							2	98	0	0
Compensation cost of stock options	2	142			2	142							2	142	0	0
Acquisition of treasury stock	(1)	(70)									(1)	(70)	(1)	(70)	0	0
Other, net	3	275			0	78	1	61			2	136	3	275	0	0
Ending Balance at Mar. 31, 2011	$ 16,128	¥ 1,341,028	$ 1,732	¥ 143,995	$ 2,154	¥ 179,137	$ 13,729	¥ 1,141,559	$ (1,157)	¥ (96,180)	$ (591)	¥ (49,170)	$ 15,867	¥ 1,319,341	$ 261	¥ 21,687